Description of the Plan - Vesting (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Less than 1
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
1
EBP, Description of Plan [Line Items]
Vesting percentage	33.00%
2
EBP, Description of Plan [Line Items]
Vesting percentage	66.00%
3 or more
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%